Inventories net (Tables)	6 Months Ended
Mar. 31, 2025
Inventories net
Schedule of inventory
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Raw materials	$173,097	$331,311
Packaging materials	26,278	70,052
Finished goods	1,356,677	5,102,711
Inventory	1,556,052	5,504,074
Less: Allowance for inventory reserve	-	(13,197)
Inventory, net	$1,556,052	$5,490,877